Other Income (Expenses), Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Currency losses included in other items, net	$ 2	$ 5	$ 3